Average Annual Total Returns - Emerging Markets Equity Select ETF	Emerging Markets Equity Select ETF 1 Year	Emerging Markets Equity Select ETF Since Inception	Emerging Markets Equity Select ETF Inception Date	Emerging Markets Equity Select ETF After tax on distributions 1 Year	Emerging Markets Equity Select ETF After tax on distributions Since Inception	Emerging Markets Equity Select ETF After tax on distributions and sale of fund shares 1 Year	Emerging Markets Equity Select ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq Riskalyze Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq Riskalyze Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Emerging Markets Large Mid Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ Emerging Markets Large Mid Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(7.27%)	1.64%	Jun. 20, 2017	(8.50%)	0.30%	(4.38%)	0.68%	(5.68%)	3.53%	10.00%	9.35%	18.31%	9.87%